Intangible assets and goodwill, net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Summary of Movement of Intangible Assets and Cumulative Amortization
The movement of intangible assets and amortization for the years ended December 31, 2021, 2020 and 2019, is as follows:

	2021						2020	2019
Description	Software	In-transit-software	Present value of acquired in-force business (PVIF)	Other intangible assets	Goodwill (b)	Total	Total	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost
Balance as of January 1	898,245	199,945	137,900	81,486	430,646	1,748,222	1,553,949	1,414,612
Additions and transfers	143,196	26,481	—	851	—	170,528	196,056	142,539
Disposals and write-offs	(43)	(10,563)	—	—	—	(10,606)	(1,783)	(3,202)

Balance as of December 31	1,041,398	215,863	137,900	82,337	430,646	1,908,144	1,748,222	1,553,949

Amortization
Balance as of January 1	(639,222)	—	(43,668)	(22,747)	—	(705,637)	(574,687)	(460,066)
Amortization of the year	(136,927)	—	(13,790)	(7,041)	—	(157,758)	(131,199)	(114,964)
Disposals and write-offs	—	—	—	—	—	—	249	343

Balance as of December 31	(776,149)	—	(57,458)	(29,788)	—	(863,395)	(705,637)	(574,687)

Net book value	265,249	215,863	80,442	52,549	430,646	1,044,749	1,042,585	979,262

Management assesses periodically the amortization method used with the purpose of ensuring that it is consistent with the economic benefit of the intangible assets. In Management’s opinion, there is no evidence of impairment in the Group’s intangible assets as of December 31, 2021, 2020 and 2019.